Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities:
Net income	$ 657	$ 939
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of premises and equipment	371	357
Amortization and accretion, net	78	125
Provision for loan losses	300	443
Provision for loss on other real estate	77	0
Deferred income taxes	(8)	314
ESOP expense	50	48
Stock option expense	44	53
Restricted stock award expense	36	54
Net gain on sale of loans	(124)	(267)
Loans originated for resale	(6,157)	(8,050)
Proceeds from loans sold	6,269	10,406
(Increase) decrease in interest receivable	29	52
(Increase) decrease in other assets	(65)	3,250
(Decrease) increase in accrued interest payable	(21)	37
Increase (decrease) in other liabilities	119	(50)
Net cash provided by operating activities	1,655	7,711
Cash flows from investing activities:
Principal repayments and calls on securities available for sale	1,891	5,853
Net (increase) in loans receivable	(16,468)	(7,525)
Proceeds from sale of other real estate owned	196	518
Additions to premises and equipment	(222)	(45)
Redemption of Federal Home Loan Bank of N.Y. Stock	112	770
Net cash (used by) provided by investing activities	(14,491)	(429)
Cash flows from financing activities:
Net increase in deposits	14,472	8,796
Net (decrease) increase in short-term advances from Federal Home Loan Bank of N.Y.	7,040	(12,740)
Proceeds of long-term advances from Federal Home Loan Bank of N.Y.	2,350	1,250
Repayment of long-term advances from Federal Home Loan Bank of N.Y.	(10,329)	(5,751)
Net increase in payments by borrowers for taxes and insurance	63	377
Proceeds of sale of preferred stock	0	1,455
Dividend on preferred stock	(90)	(33)
Net cash provided by (used by) financing activities	13,506	(6,646)
Net increase in cash and cash equivalents	670	636
Cash and cash equivalents-beginning	2,477	1,841
Cash and cash equivalents-ending	3,147	2,477
Supplemental information
Cash paid during the period for: Interest	2,197	2,219
Cash paid during the period for: Income taxes	314	14
Other: Real estate owned acquired in settlement of loans	$ 456	$ 518